Average Annual Total Returns - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2024
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	9.93%
Past 5 years	7.01%
Past 10 years	5.66%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.15%
Past 5 years	6.10%
Past 10 years	5.10%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.62%
Past 5 years	5.56%
Past 10 years	4.58%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	14.75%
Past 5 years	7.44%
Past 10 years	5.62%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	12.30%
Past 5 years	7.23%
Past 10 years	5.61%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	16.88%
Past 5 years	8.59%
Past 10 years	6.58%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	17.09%
Past 5 years	8.73%
Since Inception	5.43%	[1]
MS141
Average Annual Return:
Past 1 year	13.37%
Past 5 years	6.75%
Past 10 years	4.96%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%

[1]	A From October 2, 2018 .